Shareholder Report, Average Annual Return (Details)		2 Months Ended	12 Months Ended		13 Months Ended	14 Months Ended	16 Months Ended	23 Months Ended	24 Months Ended		30 Months Ended	31 Months Ended	32 Months Ended	36 Months Ended	47 Months Ended		60 Months Ended	120 Months Ended
		Oct. 31, 2024	Oct. 31, 2024	Oct. 31, 2024	Oct. 31, 2024	Oct. 31, 2024	Oct. 31, 2024	Oct. 31, 2024	Oct. 31, 2024	Oct. 31, 2024	Oct. 31, 2024	Oct. 31, 2024	Oct. 31, 2024	Oct. 31, 2024	Oct. 31, 2024	Oct. 31, 2024	Oct. 31, 2024	Oct. 31, 2024
Dimensional California Municipal Bond ETF
Average Annual Return [Line Items]
Line Graph and Table Measure Name				Dimensional California Municipal Bond ETF – NAV
Average Annual Return, Percent				6.34%			2.74%
Dimensional Core Fixed Income ETF
Average Annual Return [Line Items]
Line Graph and Table Measure Name				Dimensional Core Fixed Income ETF – NAV
Average Annual Return, Percent				10.83%										(2.30%)
Dimensional Emerging Core Equity Market ETF
Average Annual Return [Line Items]
Line Graph and Table Measure Name				Dimensional Emerging Core Equity Market ETF – NAV
Average Annual Return, Percent				24.86%											3.30%
Dimensional Emerging Markets Core Equity 2 ETF
Average Annual Return [Line Items]
Line Graph and Table Measure Name				Dimensional Emerging Markets Core Equity 2 ETF – NAV
Average Annual Return, Percent				24.19%							5.88%
Dimensional Emerging Markets High Profitability ETF
Average Annual Return [Line Items]
Line Graph and Table Measure Name				Dimensional Emerging Markets High Profitability ETF – NAV
Average Annual Return, Percent				19.86%							3.58%
Dimensional Emerging Markets Sustainability Core 1 ETF
Average Annual Return [Line Items]
Line Graph and Table Measure Name				Dimensional Emerging Markets Sustainability Core 1 ETF – NAV
Average Annual Return, Percent				24.21%					18.23%
Dimensional Emerging Markets Value ETF
Average Annual Return [Line Items]
Line Graph and Table Measure Name				Dimensional Emerging Markets Value ETF – NAV
Average Annual Return, Percent				25.09%							7.58%
Dimensional Global Core Plus Fixed Income ETF
Average Annual Return [Line Items]
Line Graph and Table Measure Name				Dimensional Global Core Plus Fixed Income ETF – NAV
Average Annual Return, Percent			10.54%
Dimensional Global Credit ETF
Average Annual Return [Line Items]
Line Graph and Table Measure Name				Dimensional Global Credit ETF – NAV
Average Annual Return, Percent			10.49%
Dimensional Global ex US Core Fixed Income ETF
Average Annual Return [Line Items]
Line Graph and Table Measure Name				Dimensional Global ex US Core Fixed Income ETF – NAV
Average Annual Return, Percent			8.49%
Dimensional Global Real Estate ETF
Average Annual Return [Line Items]
Line Graph and Table Measure Name				Dimensional Global Real Estate ETF – NAV
Average Annual Return, Percent				30.95%				8.41%
Dimensional Global Sustainability Fixed Income ETF
Average Annual Return [Line Items]
Line Graph and Table Measure Name				Dimensional Global Sustainability Fixed Income ETF – NAV
Average Annual Return, Percent	[1]			11.76%						6.13%
Dimensional Inflation-Protected Securities ETF
Average Annual Return [Line Items]
Line Graph and Table Measure Name				Dimensional Inflation-Protected Securities ETF – NAV
Average Annual Return, Percent				8.79%										(2.18%)
Dimensional International Core Equity 2 ETF
Average Annual Return [Line Items]
Line Graph and Table Measure Name				Dimensional International Core Equity 2 ETF – NAV
Average Annual Return, Percent				22.56%								5.10%
Dimensional International Core Equity Market ETF
Average Annual Return [Line Items]
Line Graph and Table Measure Name				Dimensional International Core Equity Market ETF – NAV
Average Annual Return, Percent				23.31%												7.36%
Dimensional International High Profitability ETF
Average Annual Return [Line Items]
Line Graph and Table Measure Name				Dimensional International High Profitability ETF – NAV
Average Annual Return, Percent				18.97%								3.98%
Dimensional International Small Cap ETF
Average Annual Return [Line Items]
Line Graph and Table Measure Name				Dimensional International Small Cap ETF – NAV
Average Annual Return, Percent				24.29%								2.55%
Dimensional International Small Cap Value ETF
Average Annual Return [Line Items]
Line Graph and Table Measure Name				Dimensional International Small Cap Value ETF – NAV
Average Annual Return, Percent				23.15%								6.10%
Dimensional International Sustainability Core 1 ETF
Average Annual Return [Line Items]
Line Graph and Table Measure Name				Dimensional International Sustainability Core 1 ETF – NAV
Average Annual Return, Percent				25.73%					18.26%
Dimensional International Value ETF
Average Annual Return [Line Items]
Line Graph and Table Measure Name				Dimensional International Value ETF – NAV
Average Annual Return, Percent	[2]			22.71%													8.39%	5.33%
Dimensional National Municipal Bond ETF
Average Annual Return [Line Items]
Line Graph and Table Measure Name				Dimensional National Municipal Bond ETF – NAV
Average Annual Return, Percent				6.41%										0.39%
Dimensional Short-Duration Fixed Income ETF
Average Annual Return [Line Items]
Line Graph and Table Measure Name				Dimensional Short-Duration Fixed Income ETF – NAV
Average Annual Return, Percent				7.10%										1.29%
Dimensional U.S. Core Equity 2 ETF
Average Annual Return [Line Items]
Line Graph and Table Measure Name				Dimensional U.S. Core Equity 2 ETF – NAV
Average Annual Return, Percent	[3]			35.83%													13.96%	11.25%
Dimensional U.S. Equity Market ETF
Average Annual Return [Line Items]
Line Graph and Table Measure Name				Dimensional U.S. Equity Market ETF – NAV
Average Annual Return, Percent	[4]			37.87%													15.20%	12.70%
Dimensional US Marketwide Value ETF
Average Annual Return [Line Items]
Line Graph and Table Measure Name				Dimensional US Marketwide Value ETF – NAV
Average Annual Return, Percent	[5]			29.62%													9.89%	8.95%
Dimensional U.S. Small Cap ETF
Average Annual Return [Line Items]
Line Graph and Table Measure Name				Dimensional U.S. Small Cap ETF – NAV
Average Annual Return, Percent	[6]			30.55%													10.73%	8.62%
Dimensional U.S. Targeted Value ETF
Average Annual Return [Line Items]
Line Graph and Table Measure Name				Dimensional U.S. Targeted Value ETF – NAV
Average Annual Return, Percent	[7]			28.36%													12.04%	8.63%
Dimensional Ultrashort Fixed Income ETF
Average Annual Return [Line Items]
Line Graph and Table Measure Name				Dimensional Ultrashort Fixed Income ETF – NAV
Average Annual Return, Percent				6.14%	6.02%
Dimensional US Core Equity 1 ETF
Average Annual Return [Line Items]
Line Graph and Table Measure Name				Dimensional US Core Equity 1 ETF – NAV
Average Annual Return, Percent				36.47%		23.81%
Dimensional US Core Equity Market ETF
Average Annual Return [Line Items]
Line Graph and Table Measure Name				Dimensional US Core Equity Market ETF – NAV
Average Annual Return, Percent				37.00%												13.62%
Dimensional US High Profitability ETF
Average Annual Return [Line Items]
Line Graph and Table Measure Name				Dimensional US High Profitability ETF – NAV
Average Annual Return, Percent				35.66%									14.04%
Dimensional US Large Cap Value ETF
Average Annual Return [Line Items]
Line Graph and Table Measure Name				Dimensional US Large Cap Value ETF – NAV
Average Annual Return, Percent				31.21%				13.84%
Dimensional US Large Cap Vector ETF
Average Annual Return [Line Items]
Line Graph and Table Measure Name				Dimensional US Large Cap Vector ETF – NAV
Average Annual Return, Percent				30.22%
Dimensional US Real Estate ETF
Average Annual Return [Line Items]
Line Graph and Table Measure Name				Dimensional US Real Estate ETF – NAV
Average Annual Return, Percent				33.87%									2.44%
Dimensional US Small Cap Value ETF
Average Annual Return [Line Items]
Line Graph and Table Measure Name				Dimensional US Small Cap Value ETF – NAV
Average Annual Return, Percent				28.63%									9.39%
Dimensional US Sustainability Core 1 ETF
Average Annual Return [Line Items]
Line Graph and Table Measure Name				Dimensional US Sustainability Core 1 ETF – NAV
Average Annual Return, Percent				38.74%					22.74%
Dimensional World Equity ETF
Average Annual Return [Line Items]
Line Graph and Table Measure Name				Dimensional World Equity ETF – NAV
Average Annual Return, Percent				31.89%	25.35%
Dimensional World ex U.S. Core Equity 2 ETF
Average Annual Return [Line Items]
Line Graph and Table Measure Name				Dimensional World ex U.S. Core Equity 2 ETF – NAV
Average Annual Return, Percent	[8]			22.75%													6.78%	5.37%
Dimensional US Vector Equity ETF
Average Annual Return [Line Items]
Line Graph and Table Measure Name				Dimensional US Vector Equity ETF – NAV
Average Annual Return, Percent		4.50%
Dimensional International Vector Equity ETF
Average Annual Return [Line Items]
Line Graph and Table Measure Name				Dimensional International Vector Equity ETF – NAV
Average Annual Return, Percent		(0.40%)
S&P National AMT-Free Municipal Bond Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name				S&P National AMT-Free Municipal Bond Index
Average Annual Return, Percent	[9]			9.46%			3.09%
Bloomberg U.S. Aggregate Bond Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name				Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent				10.55%										(2.08%)
MSCI Emerging Markets IMI Index (net div.) [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name				MSCI Emerging Markets IMI Index (net div.)
Average Annual Return, Percent				25.09%											1.24%
MSCI Emerging Markets IMI Index (net div.) [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name				MSCI Emerging Markets IMI Index (net div.)
Average Annual Return, Percent				25.09%							5.83%
MSCI Emerging Markets Index (net div.) [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name				MSCI Emerging Markets Index (net div.)
Average Annual Return, Percent				25.32%							5.50%
MSCI Emerging Markets IMI Index (net div.) [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name				MSCI Emerging Markets IMI Index (net div.)
Average Annual Return, Percent				25.09%					16.94%
MSCI Emerging Markets Index (net div.) [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name				MSCI Emerging Markets Index (net div.)
Average Annual Return, Percent	[10]			25.32%							5.50%
Bloomberg Global Aggregate Bond Index (hedged to USD) [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name				Bloomberg Global Aggregate Bond Index (hedged to USD)
Average Annual Return, Percent			8.22%
Bloomberg Global Aggregate Bond Index (hedged to USD) [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name				Bloomberg Global Aggregate Bond Index (hedged to USD)
Average Annual Return, Percent			8.22%
Bloomberg Global Aggregate ex-USD Bond Index (hedged to USD) [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name				Bloomberg Global Aggregate ex-USD Bond Index (hedged to USD)
Average Annual Return, Percent			8.21%
MSCI All Country World IMI Index (net div.) [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name				MSCI All Country World IMI Index (net div.)
Average Annual Return, Percent	[11]			32.33%				18.04%
Bloomberg Global Aggregate Bond Index (hedged to USD) [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name				Bloomberg Global Aggregate Bond Index (hedged to USD)
Average Annual Return, Percent				9.92%						5.04%
Bloomberg U.S. Aggregate Bond Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name				Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent	[12]			10.55%										(2.08%)
MSCI World ex USA IMI Index (net div.) [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name				MSCI World ex USA IMI Index (net div.)
Average Annual Return, Percent				23.81%								4.80%
MSCI World ex USA IMI Index (net div.) [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name				MSCI World ex USA IMI Index (net div.)
Average Annual Return, Percent				23.81%												6.19%
MSCI World ex USA Index (net div.) [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name				MSCI World ex USA Index (net div.)
Average Annual Return, Percent				23.84%								5.50%
MSCI World ex USA Index (net div.) [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name				MSCI World ex USA Index (net div.)
Average Annual Return, Percent	[13]			23.84%								5.50%
MSCI World ex USA Index (net div.) [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name				MSCI World ex USA Index (net div.)
Average Annual Return, Percent	[14]			23.84%								5.50%
MSCI World ex USA IMI Index (net div.) [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name				MSCI World ex USA IMI Index (net div.)
Average Annual Return, Percent				23.81%					17.09%
MSCI World ex USA Index (net div.) [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name				MSCI World ex USA Index (net div.)
Average Annual Return, Percent	[15]			23.84%													6.55%	5.30%
S&P National AMT-Free Municipal Bond Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name				S&P National AMT-Free Municipal Bond Index
Average Annual Return, Percent	[16]			9.46%										(0.35%)
Bloomberg U.S. Aggregate Bond Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name				Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent	[17]			10.55%										(2.08%)
Russell 3000® Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name				Russell 3000® Index
Average Annual Return, Percent				37.86%													14.60%	12.44%
Russell 3000® Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name				Russell 3000® Index
Average Annual Return, Percent				37.86%													14.60%	12.44%
Russell 3000® Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name				Russell 3000® Index
Average Annual Return, Percent	[18]			37.86%													14.60%	12.44%
Russell 3000® Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	[19]			Russell 3000® Index2
Average Annual Return, Percent	[19]			37.86%													14.60%	12.44%
Russell 3000® Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name				Russell 3000® Index
Average Annual Return, Percent	[20]			37.86%													14.60%	12.44%
Bloomberg U.S. Aggregate Bond Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name				Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent	[21]			10.55%	7.83%
Russell 3000® Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name				Russell 3000® Index
Average Annual Return, Percent				37.86%		25.25%
Russell 3000® Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name				Russell 3000® Index
Average Annual Return, Percent				37.86%												12.92%
Russell 1000® Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name				Russell 1000® Index
Average Annual Return, Percent				38.07%									13.14%
Russell 1000® Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name				Russell 1000® Index
Average Annual Return, Percent	[22]			38.07%				23.11%
Russell 1000® Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name				Russell 1000® Index
Average Annual Return, Percent				36.70%
Russell 3000® Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name				Russell 3000® Index
Average Annual Return, Percent	[23]			37.86%									12.75%
Russell 3000® Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name				Russell 3000® Index
Average Annual Return, Percent	[24]			37.86%									12.75%
Russell 3000® Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name				Russell 3000® Index
Average Annual Return, Percent				37.86%					22.42%
MSCI All Country World IMI Index (net div.) [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name				MSCI All Country World IMI Index (net div.)
Average Annual Return, Percent				32.33%	25.71%
MSCI All Country World ex USA IMI Index (net div.) [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name				MSCI All Country World ex USA IMI Index (net div.)
Average Annual Return, Percent	[25]			24.25%													5.83%	4.92%
Russell 3000® Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name				Russell 3000® Index
Average Annual Return, Percent		4.36%
MSCI World ex USA IMI Index (net div.) [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name				MSCI World ex USA IMI Index (net div.)
Average Annual Return, Percent		(0.61%)
S&P Intermediate Term California AMT-Free Municipal Bond Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name				S&P Intermediate Term California AMT-Free Municipal Bond Index
Average Annual Return, Percent				7.18%			2.80%
MSCI Emerging Markets Value Index (net div.) [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name				MSCI Emerging Markets Value Index (net div.)
Average Annual Return, Percent				22.58%							6.66%
Bloomberg Global Aggregate Credit Bond Index (hedged to USD) [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name				Bloomberg Global Aggregate Credit Bond Index (hedged to USD)
Average Annual Return, Percent			9.98%
S&P Global REIT Index (net div.) [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name				S&P Global REIT Index (net div.)2
Average Annual Return, Percent	[26]			30.66%				8.56%
Bloomberg U.S. TIPS Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name				Bloomberg U.S. TIPS Index
Average Annual Return, Percent				8.61%										(2.03%)
MSCI World ex USA Small Cap Index (net div.) [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name				MSCI World ex USA Small Cap Index (net div.)
Average Annual Return, Percent				23.60%								0.63%
MSCI World ex USA Small Value Index (net div.) [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name				MSCI World ex USA Small Value Index (net div.)
Average Annual Return, Percent				22.18%								2.75%
MSCI World ex USA Value Index (net div.) [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name				MSCI World ex USA Value Index (net div.)
Average Annual Return, Percent				23.93%													6.83%	4.45%
S&P Intermediate Term National AMT-Free Municipal Bond Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name				S&P Intermediate Term National AMT-Free Municipal Bond Index
Average Annual Return, Percent				7.47%										0.14%
ICE BofA 1-5 Year US Corporate & Government Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name				ICE BofA 1-5 Year US Corporate & Government Index
Average Annual Return, Percent	[27]			6.96%										0.84%
Russell 3000® Value Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name				Russell 3000® Value Index
Average Annual Return, Percent				31.02%													10.04%	8.77%
Russell 2000® Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name				Russell 2000® Index
Average Annual Return, Percent				34.07%													8.50%	7.94%
Russell 2000® Value Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name				Russell 2000® Value Index
Average Annual Return, Percent				31.77%													8.42%	7.33%
ICE BofA US 3-Month Treasury Bill Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name				ICE BofA US 3-Month Treasury Bill Index
Average Annual Return, Percent	[28]			5.39%	5.40%
Russell 1000® Value Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name				Russell 1000® Value Index
Average Annual Return, Percent				30.98%				13.61%
Dow Jones U.S. Select REIT Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name				Dow Jones U.S. Select REIT Index
Average Annual Return, Percent				35.66%									2.30%
Russell 2000® Value Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name				Russell 2000® Value Index
Average Annual Return, Percent				31.77%									5.29%
MSCI All Country World ex USA Index (net div.) [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name				MSCI All Country World ex USA Index (net div.)
Average Annual Return, Percent				24.33%													5.78%	4.79%

[1]
1	The returns shown are based on net asset values calculated for shareholder transactions and may differ from the returns shown in the financial highlights, which reflect adjustments made to the net asset values in accordance with accounting principles generally accepted in the United States of America.

[2]
1	The Fund has adopted the performance of the Tax-Managed DFA International Value Portfolio (the predecessor mutual fund) as the result of a reorganization of the predecessor mutual fund into the Fund, which was consummated after the close of business on September 10, 2021. The returns shown for periods ending on or prior to September 10, 2021 are those of the predecessor mutual fund. Returns of the Fund will be different from the returns of the predecessor mutual fund as they have different expenses. The Fund’s shares were first listed for trading on NYSE Arca, Inc. on September 13, 2021.

[3]
1	The Fund has adopted the performance of the T.A. U.S. Core Equity 2 Portfolio (the predecessor mutual fund) as the result of a reorganization of the predecessor mutual fund into the Fund, which was consummated after the close of business on June 11, 2021. The returns shown for periods ending on or prior to June 11, 2021 are those of the predecessor mutual fund. Returns of the Fund will be different from the returns of the predecessor mutual fund as they have different expenses. The Fund’s shares were first listed for trading on NYSE Arca, Inc. on June 14, 2021.

[4]
1	The Fund has adopted the performance of the Tax-Managed U.S. Equity Portfolio (the predecessor mutual fund) as the result of a reorganization of the predecessor mutual fund into the Fund, which was consummated after the close of business on June 11, 2021. The returns shown for periods ending on or prior to June 11, 2021 are those of the predecessor mutual fund. Returns of the Fund will be different from the returns of the predecessor mutual fund as they have different expenses. The Fund’s shares were first listed for trading on NYSE Arca, Inc. on June 14, 2021.

[5]
1	The Fund has adopted the performance of the Tax-Managed U.S. Marketwide Value Portfolio II (the predecessor mutual fund) as the result of a reorganization of the predecessor mutual fund into the Fund, which was consummated after the close of business on May 6, 2022. The returns shown for periods ending on or prior to May 6, 2022 are those of the predecessor mutual fund. Returns of the Fund will be different from the returns of the predecessor mutual fund as they have different expenses. The Fund’s shares were first listed for trading on NYSE Arca, Inc. on May 9, 2022.

[6]
1	The Fund has adopted the performance of the Tax-Managed U.S. Small Cap Portfolio (the predecessor mutual fund) as the result of a reorganization of the predecessor mutual fund into the Fund, which was consummated after the close of business on June 11, 2021. The returns shown for periods ending on or prior to June 11, 2021 are those of the predecessor mutual fund. Returns of the Fund will be different from the returns of the predecessor mutual fund as they have different expenses. The Fund’s shares were first listed for trading on NYSE Arca, Inc. on June 14, 2021.

[7]
1	The Fund has adopted the performance of the Tax-Managed U.S. Targeted Value Portfolio (the predecessor mutual fund) as the result of a reorganization of the predecessor mutual fund into the Fund, which was consummated after the close of business on June 11, 2021. The returns shown for periods ending on or prior to June 11, 2021 are those of the predecessor mutual fund. Returns of the Fund will be different from the returns of the predecessor mutual fund as they have different expenses. The Fund’s shares were first listed for trading on NYSE Arca, Inc. on June 14, 2021.

[8]
1	The Fund has adopted the performance of the T.A. World ex U.S. Core Equity Portfolio (the predecessor mutual fund) as the result of a reorganization of the predecessor mutual fund into the Fund, which was consummated after the close of business on September 10, 2021. The returns shown for periods ending on or prior to September 10, 2021 are those of the predecessor mutual fund. Returns of the Fund will be different from the returns of the predecessor mutual fund as they have different expenses. The Fund’s shares were first listed for trading on NYSE Arca, Inc. on September 13, 2021.

[9]
1	The Fund has added this index in response to new regulatory requirements.

[10]
1	The Fund has added this index in response to new regulatory requirements.

[11]
1	The Fund has added this index in response to new regulatory requirements.

[12]
1	The Fund has added this index in response to new regulatory requirements.

[13]
1	The Fund has added this index in response to new regulatory requirements.

[14]
1	The Fund has added this index in response to new regulatory requirements.

[15]
2	The Fund has added this index in response to new regulatory requirements.

[16]
1	The Fund has added this index in response to new regulatory requirements.

[17]
1	The Fund has added this index in response to new regulatory requirements.

[18]
2	The Fund has added this index in response to new regulatory requirements.

[19]
2	The Fund has added this index in response to new regulatory requirements.

[20]
2	The Fund has added this index in response to new regulatory requirements.

[21]
1	The Fund has added this index in response to new regulatory requirements.

[22]
1	The Fund has added this index in response to new regulatory requirements.

[23]
1	The Fund has added this index in response to new regulatory requirements.

[24]
1	The Fund has added this index in response to new regulatory requirements.

[25]
2	The Portfolio has added this index in response to new regulatory requirements.

[26]
2	Copyright® 2024 S&P Dow Jones Indices LLC, a division of S&P Global. All rights reserved.

[27]
2	ICE BofA index data copyright 2024 ICE Data Indices, LLC. Prior to July 1, 2022, index returns reflect no deduction for transaction costs. Effective July 1, 2022, index returns include transaction costs (as determined and calculated by the index provider), which may be higher or lower than the actual transaction costs incurred by the Portfolio.

[28]
2	ICE BofA index data copyright 2024 ICE Data Indices, LLC. Prior to July 1, 2022, index returns reflect no deduction for transaction costs. Effective July 1, 2022, index returns include transaction costs (as determined and calculated by the index provider), which may be higher or lower than the actual transaction costs incurred by the Portfolio.